Debt - Credit Facilities, Non-Cash Transaction, Early Debt Redemptions, Guarantees, Debt Covenants (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2018	Mar. 31, 2018	Jul. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
Borrowing capacity		$ 9,500,000,000			$ 9,500,000,000	$ 9,000,000,000
Amount of unused borrowing capacity under credit facility		9,400,000,000
Long-term debt maturing within one year		7,040,000,000	$ 3,303,000,000
Net pre-tax losses on early debt redemption		700,000,000	2,000,000,000
Guarantee of Debentures of Operating Telephone Company Subsidiaries
Debt Instrument [Line Items]
Principal amount outstanding in connection with the guarantee of debt obligations		800,000,000
Guarantee of Debt Obligations of GTE Corporation
Debt Instrument [Line Items]
Principal amount outstanding in connection with the guarantee of debt obligations		400,000,000
Network Equipment | Vendor Financing Facility
Debt Instrument [Line Items]
Value of purchase assets financed		1,100,000,000	500,000,000	$ 500,000,000
Long-term debt maturing within one year		1,100,000,000	$ 1,200,000,000
Equipment Credit Facilities
Debt Instrument [Line Items]
Borrowing capacity							$ 4,000,000,000
Line of credit outstanding balance		2,800,000,000
Amount drawn from credit facilities		3,000,000,000
Equipment Credit Facilities | Subsequent event
Debt Instrument [Line Items]
Amount drawn from credit facilities	$ 400,000,000
Equipment Credit Facilities | Network Equipment
Debt Instrument [Line Items]
Borrowing capacity								$ 1,000,000,000
Line of credit outstanding balance		$ 700,000,000